Post-employment benefits (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Plan assets, at fair value	R$ 21,490	R$ 23,754
Medical inflation rate	4.00%
Inflation rate	4.00%
Discount rate	9.56%	10.34%
Other comprehensive income	R$ 4,736	R$ 4,004	R$ (5,740)
Plano De Beneficios I I [Member]
IfrsStatementLineItems [Line Items]
Liabilities recognized	53
Other comprehensive income	8
Other income expenses	2
Itau Unibanco Holding [Member]
IfrsStatementLineItems [Line Items]
Plan assets, at fair value	1	1
Itau Unibanco Holding [Member] | Real Estate 2 [Member]
IfrsStatementLineItems [Line Items]
Plan assets, at fair value	R$ 472	R$ 464